Description of Business	3 Months Ended
Mar. 31, 2013
Description Of Business [Abstract]
DESCRIPTION OF BUSINESS
1.            DESCRIPTION OF BUSINESS

InterCloud Systems, Inc. (formerly known as Genesis Group Holdings, Inc. and Genesis Realty Group, Inc.) (the “Company”) was incorporated on November 22, 1999 under the laws of the State of Delaware.  Prior to December 31, 2009, the Company was a development-stage company and had limited activity. The Company’s initial activities were devoted to developing a business plan, structuring and positioning itself to take advantage of available acquisition opportunities and raising capital for future operations and administrative functions. The Company began filing periodic reports with the Securities and Exchange Commission in November 2000. The Company has not previously listed its shares on any national securities exchange. The Company's shares have been quoted on the OTCBB since March 2011.

On August 1, 2008, the Company authorized an increase in the number of shares of common stock to 500,000,000 shares of common stock and authorized 50,000,000 shares of a new class of preferred stock, par value $0.0001 per share.

On January 14, 2010, the Company acquired all of the outstanding shares of Digital Comm, Inc., a Florida corporation (“Digital”), in exchange for 50,000,000 shares of common stock of the Company.  Digital was originally formed on September 13, 2006 and, on January 14, 2010, was reorganized as a wholly-owned subsidiary of the Company.  Digital is a provider of specialty contracting services, primarily in the installation of fiber optic telephone cable.  These services are provided throughout the United States and include engineering, construction, maintenance and installation services to telecommunications providers, underground facility locating services to various utilities, including telecommunications providers, and other construction and maintenance services to electric and gas utilities and others. On September 13, 2012, the Company sold 60% of the outstanding shares of common stock of Digital to the Company’s former president and a former director. The Company did not attribute any value to its equity investment in Digital at December 31, 2012 based on Digital's historical recurring losses, expected future losses and its liabilities far exceeding the value of its tangible and intangible assets at such date. (See Note 4)

For financial accounting purposes, the acquisition of Digital was treated as a recapitalization of the Company with the former stockholders of the Company retaining approximately 40% of the outstanding common stock.  This transaction has been accounted for as a reverse acquisition and, accordingly, the transaction has been treated as a recapitalization of Digital, with Digital as the accounting acquirer.  The historical financial statements are a continuation of the financial statements of Digital, and any difference of the capital structure of the combined entity as compared to Digital’s historical capital structure is due to the recapitalization of the acquired entity.

Since January 1, 2011, the Company has also completed the following acquisitions:

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Tropical Communications, Inc.  In August 2011, the Company acquired Tropical Communications, Inc. (“Tropical”), a Miami-based provider of services to construct, install, optimize and maintain structured cabling for commercial and governmental entities in the Southeast.

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Rives-Monteiro Engineering LLC and Rives-Monteiro Leasing, LLC.  In December 2011, the Company acquired a 49% stake in Rives-Monteiro Engineering LLC (“RM Engineering”), a certified Women Business Enterprise (WBE) cable firm based in Tuscaloosa, Alabama that performs engineering services in the Southeastern United States and internationally, and 100% of Rives-Monteiro Leasing, LLC (“RM Leasing”), an equipment provider for cable-engineering services firms.  The Company has an option to purchase the remaining 51% of RM Engineering for a nominal sum at any time.

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ADEX Corporation.  In September 2012, the Company acquired ADEX Corporation (“ADEX”), an Atlanta-based provider of staffing solutions and other services to the telecommunications industry.  ADEX’s project staffing solutions diversified our ability to service our customers domestically and internationally throughout the project lifecycle.

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T N S, Inc.  In September 2012, the Company also acquired T N S, Inc. (“TNS”), a Chicago-based structured cabling company and DAS installer that supports voice, data, video, security and multimedia systems within commercial office buildings, multi-building campus environments, high-rise buildings, data centers and other structures.  T N S extends the Company's geographic reach to the Midwest area and the Company's client reach to end-users, such as multinational corporations, universities, school districts and other large organizations that have significant ongoing cabling needs.

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Environmental Remediation and Financial Services, LLC.  In November 2012, the Company's ADEX subsidiary acquired Environmental Remediation and Financial Services, LLC (“ERFS”), an environmental remediation and disaster recovery company.  The acquisition of this company augmented ADEX’s disaster recovery service offerings.

On December 7, 2012, the Company’s stockholders approved a reverse stock split of its common stock at a ratio of 1-for-125. The reverse stock split became effective on January 14, 2013. All applicable share and per-share amounts have been retroactively adjusted to reflect the reverse stock split.